Securities (Schedule of Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	$ 119,209	$ 75,872
Gross unrealized Losses, Less Than 12 Months	(2,197)	(749)
Fair Value, 12 Months or More	300	13,581
Gross Unrealized Losses, 12 Months or More	(2)	(201)
Fair Value, Total	119,509	89,453
Unrealized Losses, Total	(2,199)	(950)
Obligations of U.S. Government Agencies and Corporations [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	32,783	10,887
Gross unrealized Losses, Less Than 12 Months	(709)	(102)
Fair Value, 12 Months or More		12,814
Gross Unrealized Losses, 12 Months or More		(179)
Fair Value, Total	32,783	23,701
Unrealized Losses, Total	(709)	(281)
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	17,437	7,469
Gross unrealized Losses, Less Than 12 Months	(406)	(13)
Fair Value, 12 Months or More	300	692
Gross Unrealized Losses, 12 Months or More	(2)	(7)
Fair Value, Total	17,737	8,161
Unrealized Losses, Total	(408)	(20)
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	68,989	57,454
Gross unrealized Losses, Less Than 12 Months	(1,082)	(631)
Fair Value, Total	68,989	57,454
Unrealized Losses, Total	(1,082)	(631)
Debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months	119,209	75,810
Gross unrealized Losses, Less Than 12 Months	(2,197)	(746)
Fair Value, 12 Months or More	300	13,506
Gross Unrealized Losses, 12 Months or More	(2)	(186)
Fair Value, Total	119,509	89,316
Unrealized Losses, Total	$ (2,199)	(932)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Less Than 12 Months		62
Gross unrealized Losses, Less Than 12 Months		(3)
Fair Value, 12 Months or More		75
Gross Unrealized Losses, 12 Months or More		(15)
Fair Value, Total		137
Unrealized Losses, Total		$ (18)